CNB Financial Corporation

One South Second Street

P.O. Box 42

Clearfield, PA 16830

March 8, 2013

Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: CNB Financial Corporation Annual Report on Form 10-K for the Year Ended December 31, 2012

Ladies and Gentlemen:

Please find enclosed our annual report on Form 10-K, including exhibits, for the year ended December 31, 2012.

The financial statements in the report do not reflect a change from 2011 in any accounting practices or in the method of applying any such practices.

Respectfully,

/s/ Brian W. Wingard
Brian W. Wingard,
Treasurer
Principal Financial Officer
Principal Accounting Officer